Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Grande Group Limited (formerly known as Hero Intelligence Group Limited) (“Grande Group”) was incorporated in the British Virgin Islands (“BVI”) on August 6, 2020 as an investment holding company. The Company conducts its primary operations through its directly wholly owned subsidiary Grande Capital Limited (“Grande Capital”) which is incorporated and domiciled in Hong Kong (“Hong Kong”), the People’s Republic of China (“PRC”); Grande Capital is a licensed corporation under the Hong Kong Securities and Futures Ordinance to carry out regulated activities Type 1 “dealing in securities” and Type 6 “Advisory on corporate finance” under the Hong Kong Securities and Futures Ordinance. The principal activity of Grande Capital is the provision of corporate finance advisory services.

Effective May 22, 2024, the Company changed its name from Hero Intelligence Group Limited to Grande Group Limited.

On June 12, 2024, the Company acquired 51% of the equity interest in Grande Securities Limited (“Grande Securities”), a company incorporated in Hong Kong, from one of the shareholders for a total consideration of HK$51, approximately equivalent to $6.5, for the purpose of further developing the Company’s equity capital market services. On April 12, 2025, Grande Securities issued additional ordinary shares to its existing shareholders, increasing its share capital from HK$100 (approximately equivalent to $13) to HK$5,000,100 (approximately equivalent to $641,038). Of the total capital contribution, HK$2,550,000 (approximately equivalent to $326,923) was contributed by the Company and HK$2,450,000 (approximately equivalent to $314,101) was contributed by the non-controlling shareholder. Following this capital injection, the Company’s shareholding percentage in Grande Securities remained unchanged at 51%. On February 12, 2026, Grande Securities changed its name to Wicens International Securities Limited (“Wicens Securities”). Wicens Securities has not commenced its operational activities as of the date these consolidated financial statements are issued.

On October 1, 2025, Grande Group entered into a Sale and Purchase Agreement (the “SPA”) with United One Global Limited (the “Seller”). Pursuant to the SPA, Grande Group acquired 100% of the equity interest in Proplus Company Limited (“Proplus”) from the Seller for consideration consisting of a cash payment of HK$78,000,000 (approximately $10,000,000), subject to certain terms. Through its wholly-owned subsidiaries, Harvest Group Limited (renamed as Grande Consulting Limited on November 19, 2025) and Shenzhen Zhenjing Investment Consulting Co., Ltd., Proplus principally engages in supplying course materials in the Chinese Mainland, PRC.

On August 21, 2025, the Company and the non-controlling shareholder of Wicens Securities incorporated China CreateAlliance Holdings Limited (“China CreateAlliance”) in the BVI with an initial issued share capital of $100. The Company contributed $51 by subscribing for 51 ordinary shares at $1 per share, while the non-controlling shareholder contributed $49 by subscribing for 49 ordinary shares at $1 per share, representing 51% and 49% of the equity interests in China CreateAlliance, respectively.

On February 27, 2026, the Company and the non-controlling shareholder transferred their respective equity interests in Wicens Securities to China CreateAlliance as part of an internal group reorganization. Following the transfer, Wicens Securities became a direct wholly-owned subsidiary of China CreateAlliance, while the Company’s effective controlling interest in Wicens Securities remained unchanged.

On December 29, 2025, the Company incorporated Sparkward Holding Limited (“Sparkward”) in the BVI as a wholly-owned subsidiary. On January 7, 2026, Sparkward incorporated Grande Digital Ventures Limited (“Grande Digital”) in Hong Kong as its wholly-owned subsidiary. Sparkward and Grande Digital had not commenced operations as of March 31, 2026.

The following is an organization chart of the Company and its subsidiaries as of March 31, 2026: